CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets, Current [Abstract]
Cash	$ 7,156	$ 2,352	$ 52
Accounts receivable, net	30,357	28,998	20,037
Inventories, net	5,929	3,281	2,341
Prepaid expenses and other current assets	6,804	4,381	905
Investments - equity securities, at fair value	1,530	1,143	909
Total current assets	51,776	40,155	24,244
Property, plant and equipment, net	64,450	44,154	44,392
Operating lease right-of-use asset	20,397	20,037	0
Intangible assets, net	239	263	402
Deferred financing costs, net	472	226	69
Deposits and other long-term assets	963	383	400
Total assets	138,297	105,218	69,507
Current liabilities
Accounts payable	19,530	7,281	8,262
Accrued expenses and other current liabilities	12,629	7,299	3,914
Current portion of operating lease liabilities	3,836	3,311	0
Revolving line of credit		18,349	26,425
Notes payable, net		0	942
Total current liabilities	35,995	36,240	39,543
Operating lease liabilities, less current portion	16,622	16,691	0
Deferred tax liabilities, net	5,193	3,185	2,105
Other long-term liabilities		0	10
Total liabilities	57,810	56,116	41,658
Commitments and contingencies (See Note 14)
Redeemable convertible preferred stock
Series A redeemable convertible preferred stock		17,878	16,689
Shareholders' equity
Common stock	3	1	532
Preferred stock, par value $0.0001; 10,000,000 and nil shares authorized at June 30, 2023 and December 31, 2022, respectively; nil shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively
Additional paid-in-capital	95,218	52,388	53,979
Accumulated deficit	(14,416)	(21,054)	(42,134)
Less treasury stock		(933)	(933)
Accumulated other comprehensive loss	(318)	(111)	(284)
Total shareholders' equity	80,487	31,224	11,160
Total liabilities, redeemable convertible preferred stock and shareholders' equity	$ 138,297	$ 105,218	$ 69,507